PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As at December 31,
	Notes	2018	2019	2019
		RMB	RMB	US$
Due from suppliers	i)	10,751	5,957	856
Due from hospitals	ii)	576	406	58
Loan receivables	iii)	151,139	70,077	10,066
Advances to employees	iv)	1,056	4,271	614
Receivables from disposal of medical equipment	v)	69,410	120	17
Deferred expenses		50	—	—
Interest receivable		3,680	2,891	415
Dividend receivable		766	766	110
Tax refund	vi)	—	14,466	2,078
Others		5,084	4,927	708
		242,512	103,881	14,922

Allowance for doubtful debts		(14,798)	(9,013)	(1,295)

		227,714	94,868	13,627

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)

Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to RMB4,798 and nil on the amounts due from suppliers as at December 31, 2018 and 2019, respectively.

ii)

Amounts due from hospitals represented interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

iii)

Loan receivables represented the loans to other parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”) and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB15,118 and RMB12,173 (US$1,749) as at December 31, 2018 and 2019, and third parties of RMB136,021 and RMB57,904(US$8,317) as at December 31, 2018 and 2019, respectively. The Group recorded allowance for doubtful debts amounting to RMB10,000  and RMB9,000 (US$1,293) as of December 31, 2018 and 2019, respectively. The loans contributed to interest receivable of RMB454 and RMB2,891 (US$415) as at December 31, 2018 and 2019, respectively.

iv)

The advances to employees represented interest-free advance held by the Group’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.

v)

Receivables from disposal of medical equipment represented the consideration to be received from several hospitals, which the Group entered into termination contracts with and disposed all leasing equipment to.

vi)	Tax refund represented the overpayment of tax that would be refund by Internal Revenue Service. The amount has been received subsequently in February 2020.